Vessels, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
VESSELS, NET
NOTE 5: VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2012	$1,024,531	$(83,793)	$940,738
Additions	504,355	(53,501)	450,854
Disposals	(50,000)	11,539	(38,461)

Balance at December 31, 2013	$1,478,886	$(125,755)	$1,353,131

Additions	437,498	(63,660)	373,838
Disposals	(406,054)	65,734	(340,320)
Impairment loss	(22,724)	12,006	(10,718)

Balance at December 31, 2014	$1,487,606	$(111,675)	$1,375,931

Acquisition of vessels
2014
On February 4, 2014, Navios Acquisition took delivery of the Nave Galactic, a 2009-built 297,168 dwt VLCC, from an unaffiliated third party, for a total cost of $51,739. Cash paid was $46,564 and $5,175 was transferred from vessel deposits.
On February 12, 2014, Navios Acquisition took delivery of the Nave Quasar, a 2010-built 297,376 dwt VLCC, from an unaffiliated third party, for a total cost of $54,687. Cash paid was $49,222 and $5,465 was transferred from vessel deposits.
On March 10, 2014, Navios Acquisition took delivery of the Nave Buena Suerte, a 2011-built 297,491 dwt VLCC, from an unaffiliated third party, for a total cost of $57,164. Cash paid was $51,450 and $5,714 was transferred from vessel deposits.
On May 7, 2014, Navios Acquisition took delivery of the Nave Jupiter, a newbuilding 49,999 dwt MR2 product tanker, from an unaffiliated third party, for a total cost of $39,643. Cash paid was $13,907, and $25,736 was transferred from vessel deposits.
On June 16, 2014, Navios Acquisition took delivery of the Nave Neutrino, a 2003-built VLCC 298,287 dwt, from an unaffiliated third party, for a total cost of $43,686.
On July 21, 2014, Navios Acquisition took delivery of the Nave Electron, a 2002-built VLCC of 305,178 dwt, from an unaffiliated third party, for a total cost of $41,209.
On September 19, 2014, Navios Acquisition took delivery of the Nave Luminosity, a newbuilding 49,999 dwt MR2 product tanker, from an unaffiliated third party, for a total cost of $39,630.
On November 20, 2014, Navios Acquisition took delivery of the Nave Pyxis, a newbuilding 49,998 dwt MR2 product tanker, from an unaffiliated third party, for a total cost of $33,411.
On December 9, 2014, Navios Acquisition took delivery of the Nave Synergy a 2010-built VLCC of 299,973 dwt, from an unaffiliated third party, for a total cost of $75,918.
Improvements for vessels for the year ended December 31, 2014 amounted to $410 and $0.0 for the year ended December 31, 2013.
2013
On January 24, 2013, Navios Acquisition took delivery of the Nave Bellatrix, a 49,999 dwt South Korean — built MR2 product tanker, from an unaffiliated third party, for a total cost of $38,021. Cash paid was $4,563 and $33,458 was transferred from vessel deposits.
On February 13, 2013, Navios Acquisition took delivery of the Nave Rigel, a 74,673 dwt South Korean — built LR1 product tanker, from an unaffiliated third party, for a total cost of $47,863. The $47,863 consisted of: (i) cash paid of $16,591, (ii) the issuance of $3,000 Series D Preferred; and (iii) $28,272 was transferred from vessel deposits.
On March 22, 2013, Navios Acquisition took delivery of the Nave Orion, a 49,999 dwt South Korean — built MR2 product tanker, from an unaffiliated third party, for a total cost of $38,054. Cash paid was $8,157 and $29,897 was transferred from vessel deposits.
On April 24, 2013, Navios Acquisition took delivery of the Nave Atropos, a 74,695 dwt South Korean — built LR1 product tanker, from an unaffiliated third party, for a total cost of $48,197. The $48,197 consisted of: (i) cash paid of $17,089; (ii) the issuance of $3,000 of Series D Preferred Stock; and (iii) $28,108 was transferred from vessel deposits.
On June 10, 2013, Navios Acquisition took delivery of the Nave Titan, a 49,999 dwt South Korean — built MR2 product tanker, from an unaffiliated third party, for a total cost of $37,123. Cash paid was $9,573 and $27,550 was transferred from vessel deposits.
On June 26, 2013, Navios Acquisition took delivery of the Nave Equinox, a 50,922 dwt South Korean — built MR2 product tanker, from an unaffiliated third party, for a total cost of $23,449 paid in cash.
On July 9, 2013, Navios Acquisition took delivery of the Nave Capella, a 49,995 dwt South Korean — built MR2 product tanker, from an unaffiliated third party, for a total cost of $37,151. Cash paid was $9,639 and $27,512 was transferred from vessel deposits.
On July 9, 2013, Navios Acquisition took delivery of the Nave Pulsar, a 50,922 dwt South Korean — built MR2 product tanker, from an unaffiliated third party, for a total cost of $23,625 paid in cash.
On July 22, 2013, Navios Acquisition took delivery of the Nave Universe, a 45,313 dwt South Korean — built Chemical tanker, from an unaffiliated third party, for a total cost of $34,208 paid in cash.
On August 13, 2013, Navios Acquisition took delivery of the Nave Celeste, a 298,717 dwt South Korean — built VLCC, from an unaffiliated third party, for a total cost of $35,864 paid in cash.
On September 3, 2013, Navios Acquisition took delivery of the Nave Alderamin, a 49,998 dwt South Korean — built MR2 product tanker, from an unaffiliated third party, for a total cost of $37,340. Cash paid was $9,886 and $27,454 was transferred from vessel deposits.
On September 5, 2013, Navios Acquisition took delivery of the Nave Constellation, a 45,281 dwt South Korean — built Chemical tanker, from an unaffiliated third party, for a total cost of $34,294 paid in cash.
On September 24, 2013, Navios Acquisition took delivery of the Nave Dorado, a 2005 Japanese built MR2 product tanker, from an unaffiliated third party, for a total cost of $16,789 paid in cash.
On September 30, 2013, Navios Acquisition took delivery of the Bougainville, a 50,626 dwt South Korean — built MR2 product tanker, from an unaffiliated third party, for a total cost of $35,560 paid in cash.
On October 23, 2013, Navios Acquisition took delivery of the Nave Lucida, a 2005 Japanese built MR2 product tanker, from an unaffiliated third party, for a total cost of $16,817 paid in cash.
Disposal of vessels
On May 6, 2014, Navios Acquisition sold the Shinyo Splendor to an unaffiliated third party for an aggregate sale price of $20,020. As of March 31, 2014, an impairment loss of $10,718 related to the Shinyo Splendor has been recognized under the line item “Impairment Loss.” The Company had a current expectation that, more likely than not, the Shinyo Splendor would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. The carrying amount of the asset group was more than its undiscounted future cash flows which resulted in an impairment loss (refer to Note 2(l) for further details related to the impairment test). The vessel's aggregate net carrying amount as at the date of sale was $19,219 (including the remaining carrying balance of dry dock and special survey costs in the amount of $1,021). The Company received net cash proceeds in the amount of $18,315 and recognized a loss of $904. This loss is presented under “Gain / (loss) on sale of vessels” in the consolidated statements of comprehensive income/ (loss).
On November 18, 2014, Navios Acquisition sold all of the outstanding shares of capital stock of four of its vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) to Navios Midstream (see Note 1).
The gain on sale amounted to $23,503 and was calculated as:
Proceeds received:
Cash proceeds received from sale of assets	$214,854
Common units	18,640
General Partner units	5,720
Subordinated units	140,140
Selling expenses	(211)	379,143
Carrying Value of assets sold:
Vessels	(322,121)
Favorable leases	(32,129)
Other assets / liabilities, net	(1,390)	(355,640)
Gain on sale of vessels		$23,503

The Company recorded the common units, general partner units and subordinated units at their fair value on November 18, 2014.  Refer to Note 9, “Investment in affiliates”.
This gain is included in “Gain / (loss) on sale of vessels” in the consolidated statements of comprehensive income/ (loss). Navios Midstream was deconsolidated from the date of the IPO. Refer to Note 9, “Investment in affiliates”.
On December 6, 2013, Navios Acquisition sold the Shinyo Navigator to an unaffiliated third party purchaser for an aggregate price of $18,132. The loss on sale of $21,098 was calculated as the sales price less the carrying value of the vessel of $38,461, and related selling expenses of $725 and bunkers written-off of $44. This loss is included under the loss on sale of vessels in the consolidated statements of comprehensive income/ (loss).
Deposits for vessel acquisitions
Deposits for vessel acquisitions represent deposits for vessels to be delivered in the future. As of December 31, 2014, Navios Acquisition vessel deposits amounted to $42,276 of which $23,540 was financed through loans and the balance from existing cash. For the year ended December 31 2014, additions to deposits for vessels acquisitions comprising of cash payments and capitalized interest were $11,881, which was offset by $71,220 transferred to vessels, net. As of December 31, 2013, Navios Acquisition vessel deposits amounted to $100,112 of which $70,620 was financed through loans and the balance from existing cash. For the year ended December 31 2013, additions to deposits for vessels acquisitions comprising of cash payments and capitalized interest were $24,907, which was offset by $202,251 transferred to vessels, net.
For the year ended December 31, 2014, 2013 and 2012, capitalized interest amounted to $3,290, $6,149 and $14,240 respectively.